TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS (Details Textual) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 8,452,671	S/ 7,443,760
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	7,062,380	6,226,648
Claims incurred but not reported	314,500	282,400
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	1,156,368	998,434
Claims incurred but not reported	16,700	11,300
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	233,923	218,678
Claims incurred but not reported	50,200	47,600
Mathematic reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 4,073,300	S/ 3,514,400